BUSINESS COMBINATIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Nov. 02, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses
BUSINESS COMBINATIONS AND DISPOSITIONS
Cash received from 3D Systems Corporation			$ 41
Gain on sale included in other income	(5)	38		34
Goodwill derecognized due to sale of business			$ 2